UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8327

Name of Fund:  Merrill Lynch Global Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Global Growth Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Merrill Lynch Global Growth Fund, Inc.

Schedule of Investments as of November 30, 2004                                                           (in U.S. dollars)

EUROPE             Industry*                   Shares Held     Common Stocks                                       Value
Denmark - 2.2%     Electrical Equipment - 0.3%     150,000   + Vestas Wind Systems A/S (b)                   $    1,737,509

                   Marine - 1.9%                     1,275     A P Moller - Maersk A/S                           10,423,711

                                                               Total Common Stocks in Denmark                    12,161,220


France - 1.7%      Energy Equipment &               24,858     Compagnie Francaise d'Etudes et de
                   Services - 0.7%                             Construction (Technip SA) (b)                      4,179,248

                   Pharmaceuticals - 1.0%           75,000     Sanofi-Aventis                                     5,646,802

                                                               Total Common Stocks in France                      9,826,050

Germany - 2.3%     Industrial                       97,900     Siemens AG (b)                                     7,839,370
                   Conglomerates - 1.4%

                   Software - 0.3%                   9,100     SAP AG (Systeme, Anwendungen, Produkte in
                                                               der Datenverarbeitung)                             1,626,086

                   Textiles, Apparel & Luxury       12,000     Puma AG Rudolf Dassler Sport                       3,306,305
                   Goods - 0.6%

                                                               Total Common Stocks in Germany                    12,771,761


Ireland - 0.4%     Pharmaceuticals - 0.4%           90,000   + Elan Corporation PLC (ADR)(a)                      2,376,000

                                                               Total Common Stocks in Ireland                     2,376,000


Norway - 1.8%      Oil & Gas - 1.8%                 66,700     Frontline Limited                                  4,042,920
                                                   400,000     Statoil ASA                                        6,339,092
                                                                                                             --------------
                                                                                                                 10,382,012

                                                               Total Common Stocks in Norway                     10,382,012


Spain - 2.8%       Commercial Banks - 2.0%         180,500     Banco Popular Espanol SA                          11,380,551

                   Construction &                  206,312     ACS, Actividades de Construccion y
                   Engineering - 0.8%                          Servicios, SA                                      4,332,344

                                                               Total Common Stocks in Spain                      15,712,895


Sweden - 1.3%      Communications                  959,700   + Telefonaktiebolaget LM Ericsson AB 'B'             3,194,603
                   Equipment - 0.6%

                   Machinery - 0.7%                 89,000     SKF AB 'B'                                         3,782,591

                                                               Total Common Stocks in Sweden                      6,977,194


Switzerland -      Health Care Equipment &          86,700     Alcon, Inc.                                        6,460,884
1.8%               Supplies - 1.8%                  32,600   + Synthes, Inc.                                      3,535,319
                                                                                                             --------------
                                                                                                                  9,996,203

                                                               Total Common Stocks in Switzerland                 9,996,203


United Kingdom -   Household Products - 0.9%       166,300     Reckitt Benckiser PLC                              4,904,930
5.1%
                   Media - 0.9%                    457,300     British Sky Broadcasting Group PLC ("BSkyB")       4,875,458

                   Metals & Mining - 1.2%          237,000     Rio Tinto PLC (Registered Shares)                  6,944,886

                   Oil & Gas - 1.4%              1,116,000     BG Group PLC                                       7,743,645

                   Trading Companies &             225,000     Wolseley PLC                                       3,875,091
                   Distributors - 0.7%

                                                               Total Common Stocks in the United Kingdom         28,344,010

                                                               Total Common Stocks in Europe - 19.4%            108,547,345


LATIN AMERICA

Brazil - 0.8%      Oil & Gas - 0.8%                110,000     Petroleo Brasileiro SA - Petrobras (ADR)(a)        4,197,600

                                                               Total Common Stocks in Brazil                      4,197,600

                                                               Total Common Stocks in Latin America - 0.8%        4,197,600

NORTH AMERICA

Bermuda - 0.2%     Oil & Gas - 0.2%                 40,563     Ship Finance International Limited                 1,016,111

                                                               Total Common Stocks in Bermuda                     1,016,111


Canada - 3.0%      Metals & Mining - 1.5%           27,000     Cameco Corporation                                 2,655,607
                                                   186,200     Teck Cominco Limited 'B'                           5,634,310
                                                                                                             --------------
                                                                                                                  8,289,917

                   Oil & Gas - 1.5%                328,400     TransCanada Corporation (b)                        8,114,370

                                                               Total Common Stocks in Canada                     16,404,287


United States -    Biotechnology - 1.8%            294,800   + Gilead Sciences, Inc.                             10,158,808
46.1%
                   Chemicals - 3.7%                 60,600     Air Products and Chemicals, Inc.                   3,469,350
                                                   230,000     The Dow Chemical Company                          11,608,100
                                                    87,500     Praxair, Inc.                                      3,928,750
                                                    28,000     Sigma-Aldrich Corporation                          1,672,440
                                                                                                             --------------
                                                                                                                 20,678,640

                   Commercial Services &            99,800   + Monster Worldwide Inc.                             2,813,362
                   Supplies - 0.5%

                   Communications                  300,000     Motorola, Inc.                                     5,778,000
                   Equipment - 1.0%

                   Computers &                     426,800     Hewlett-Packard Company                            8,536,000
                   Peripherals - 2.3%              195,000   + SanDisk Corporation                                4,403,100
                                                                                                             --------------
                                                                                                                 12,939,100

                   Electrical Equipment - 0.5%      68,500     Rockwell Automation, Inc.                          3,240,050

                   Energy Equipment &               25,000   + Cooper Cameron Corporation                         1,304,750
                   Services - 3.8%                  67,800     Diamond Offshore Drilling, Inc.                    2,539,788
                                                    75,000   + Grant Prideco, Inc.                                1,616,250
                                                    42,000   + National-Oilwell, Inc.                             1,520,400
                                                   112,200     Schlumberger Limited                               7,363,686
                                                    24,500   + Smith International, Inc.                          1,483,965
                                                   139,600   + Transocean Inc.                                    5,621,692
                                                                                                             --------------
                                                                                                                 21,450,531

                   Food Products - 0.4%             60,000     McCormick & Company Incorporated                   2,187,000

                   Health Care Equipment &         168,500   + Boston Scientific Corporation                      5,865,485
                   Supplies - 3.4%                 143,200     Medtronic, Inc.                                    6,880,760
                                                   143,600   + Varian Medical Systems, Inc.                       6,042,688
                                                                                                             --------------
                                                                                                                 18,788,933

                   Hotels, Restaurants &           115,000     Carnival Corporation                               6,096,150
                   Leisure - 2.8%                   74,500     Station Casinos, Inc.                              4,249,480
                                                    93,100   + Wynn Resorts, Limited (b)                          5,408,179
                                                                                                             --------------
                                                                                                                 15,753,809

                   Industrial                      258,900     3M Co.                                            20,605,851
                   Conglomerates - 6.7%            467,300     General Electric Company                          16,523,728
                                                                                                             --------------
                                                                                                                 37,129,579

                   Internet Software &              77,300   + Yahoo! Inc.                                        2,908,026
                   Services - 0.5%

                   Machinery - 2.7%                 61,500     Cummins Inc.                                       4,896,630
                                                   129,100     PACCAR Inc.                                       10,082,710
                                                                                                             --------------
                                                                                                                 14,979,340

                   Media - 0.8%                    244,436     News Corporation (Class B) (b)                     4,421,838

                   Oil & Gas - 6.3%                 32,600     Apache Corporation                                 1,762,356
                                                   326,300     Chesapeake Energy Corporation                      5,873,400
                                                    73,600     Devon Energy Corporation                           3,048,512
                                                    69,900     Frontline Limited                                  4,197,495
                                                   128,600     Occidental Petroleum Corporation                   7,743,006
                                                    70,000     Pioneer Natural Resources Company                  2,464,000
                                                   275,000     Sasol Limited (Sponsored ADR)(a)                   5,555,000
                                                    40,100     Teekay Shipping Corporation                        2,135,726
                                                    65,200     XTO Energy, Inc.                                   2,370,020
                                                                                                             --------------
                                                                                                                 35,149,515

                   Pharmaceuticals - 0.5%           67,400   + Forest Laboratories, Inc.                          2,626,578

                   Semiconductors &                255,800     Intel Corporation                                  5,717,130
                   Semiconductor                   191,400     Texas Instruments Incorporated                     4,628,052
                   Equipment - 1.9%                                                                          --------------
                                                                                                                 10,345,182

                   Software - 5.2%                 117,600     Adobe Systems Incorporated                         7,121,856
                                                   115,800   + Electronic Arts Inc.                               5,662,620
                                                   499,200     Microsoft Corporation                             13,383,552
                                                   232,700   + Oracle Corporation                                 2,945,982
                                                                                                             --------------
                                                                                                                 29,114,010

                   Specialty Retail - 1.3%         129,500     Best Buy Co., Inc.                                 7,301,210

                                                               Total Common Stocks in the United States         257,763,511

                                                               Total Common Stocks in North America - 49.3%     275,183,909


PACIFIC BASIN

Australia - 9.3%   Airlines - 1.4%               2,833,600     Qantas Airways Limited                             7,870,952

                   Commercial Banks - 0.7%         239,400     Australia and New Zealand Banking Group Ltd.       3,724,296

                   Food & Staples                  530,000     Woolworths Limited                                 6,168,404
                   Retailing - 1.1%

                   Industrial                      182,300     Wesfarmers Limited                                 5,403,258
                   Conglomerates - 1.0%

                   Media - 1.0%                    467,000     Publishing & Broadcasting Limited                  5,670,703

                   Metals & Mining - 2.8%        1,303,400     Alumina Limited                                    5,865,586
                                                   797,400     BHP Billiton Limited                               9,558,955
                                                                                                             --------------
                                                                                                                 15,424,541

                   Multiline Retail - 0.6%       1,396,600     Harvey Norman Holdings Limited (b)                 3,478,426

                   Road & Rail - 0.7%              419,000     Toll Holdings Limited                              3,914,229

                                                               Total Common Stocks in Australia                  51,654,809


China - 2.0%       Internet Software &              43,000   + SINA.com (ADR)(a)                                  1,587,560
                   Services - 0.3%

                   Metals & Mining - 1.7%        8,008,000     Aluminum Corporation of China Limited              5,149,210
                                                 2,872,000     Yanzhou Coal Mining Co. Ltd. 'H'                   4,376,726
                                                                                                             --------------
                                                                                                                  9,525,936

                                                               Total Common Stocks in China                      11,113,496


Hong Kong - 5.7%   Airlines - 1.3%               4,307,000     Cathay Pacific Airways                             7,643,645

                   Distributors - 0.3%           1,099,000     China Resources Enterprise Limited                 1,611,199

                   Electric Utilities - 0.9%     1,675,000     Cheung Kong Infrastructure Holdings Limited        4,814,364

                   Household Durables - 0.7%     1,919,500     Techtronic Industries Company Limited              3,850,873

                   Marine - 0.8%                 3,168,000     China Shipping Development Company Limited 'H'     3,014,834
                                                   465,000     Orient Overseas International Ltd.                 1,773,063
                                                                                                             --------------
                                                                                                                  4,787,897

                   Specialty Retail - 0.7%         728,000     Esprit Holdings Limited                            4,007,022

                   Transportation                1,584,000     China Merchants Holdings International
                   Infrastructure - 1.0%                       Company Limited                                    2,525,942
                                                 1,584,000     Cosco Pacific Limited                              2,841,685
                                                                                                             --------------
                                                                                                                  5,367,627

                                                               Total Common Stocks in Hong Kong                  32,082,627


India - 1.3%       Automobiles - 0.4%              167,900     Hero Honda Motors Ltd.                             1,859,203

                   Construction &                   67,200     Larsen & Toubro Ltd.                               1,364,164
                   Engineering - 0.2%

                   Construction Materials - 0.0%    21,923     Ultratech Cemco Ltd.                                 145,463

                   Metals & Mining - 0.7%           60,000     Hindalco Industries Ltd.                           1,763,183
                                                   285,000     Tata Iron and Steel Company Ltd.                   2,071,679
                                                                                                             --------------
                                                                                                                  3,834,862

                                                               Total Common Stocks in India                       7,203,692


Japan - 2.0%       Metals & Mining - 0.9%          163,500     JFE Holdings, Inc.                                 4,708,011

                   Office Electronics - 1.1%       125,000     Canon, Inc.                                        6,274,624

                                                               Total Common Stocks in Japan                      10,982,635


South Korea - 6.7% Automobiles - 1.9%              218,800     Hyundai Motor Company Ltd.                        10,767,840

                   Chemicals - 0.3%                 42,300     LG Chem, Ltd.                                      1,754,936

                   Diversified Telecommunication    75,600     KT Corporation                                     3,049,957
                   Services - 0.5%

                   Food & Staples                   10,000     Shinsegae Co., Ltd.                                2,823,081
                   Retailing - 0.5%

                   Machinery - 0.3%                130,100     Daewoo Shipbuilding & Marine Engineering
                                                               Co., Ltd.                                          1,923,271

                   Metals & Mining - 0.6%           16,600     POSCO                                              3,095,184

                   Oil & Gas - 1.6%                139,600     S-Oil Corporation                                  8,760,782

                   Semiconductors &                 13,500     Samsung Electronics                                5,594,421
                   Semiconductor
                   Equipment - 1.0%

                                                               Total Common Stocks in South Korea                37,769,472

                                                               Total Common Stocks in the
                                                               Pacific Basin - 27.0%                            150,806,731

                                                               Total Investments in Common Stocks
                                                               (Cost - $441,668,326) - 96.5%                    538,735,585


EUROPE                                                         Preferred Stocks

Germany - 2.7%     Automobiles - 2.7%               23,337     Porsche AG (Preferred) (b)                        14,878,397

                                                               Total Preferred Stocks in Europe - 2.7%           14,878,397

                                                               Total Investments in Preferred Stocks
                                                               (Cost - $9,503,325) - 2.7%                        14,878,397


                                       Beneficial Interest     Short-Term Securities

                                              $  5,381,383     Merrill Lynch Liquidity Series, LLC Cash
                                                               Sweep Series I (c)                                 5,381,383
                                                24,349,700     Merrill Lynch Liquidity Series, LLC Money
                                                               Market Series (c)(d)                              24,349,700

                                                               Total Investments in Short-Term Securities
                                                               (Cost - $29,731,083) - 5.3%                       29,731,083

                   Total Investments (Cost - $480,902,734**) - 104.5%                                           583,345,065
                   Liabilities in Excess of Other Assets - (4.5%)                                              (25,237,811)
                                                                                                             --------------
                   Net Assets - 100.0%                                                                       $  558,107,254
                                                                                                             ==============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:



    Aggregate cost                                        $    480,983,223
                                                          ================
    Gross unrealized appreciation                         $    116,152,353
    Gross unrealized depreciation                             (13,790,511)
                                                          ----------------
    Net unrealized appreciation                           $    102,361,842
                                                          ================

  + Non-income producing security.

(a) American Depositary Receipts (ADR).

(b) Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                 Interest/
                                                   Net            Dividend
    Affiliate                                    Activity           Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $   4,367,747      $ 19,839
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                     $(33,782,100)      $ 18,793
    Merrill Lynch Premier Institutional Fund        -             $  3,552


(d) Security was purchased with the cash proceeds from securities loans.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Growth Fund, Inc.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Global Growth Fund, Inc.


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Merrill Lynch Global Growth Fund, Inc.


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Growth Fund, Inc.


Date: January 13, 2005